Supplement	12 Months Ended
Sep. 30, 2011
Participant | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Chester Funds
Central Index Key	dei_EntityCentralIndexKey	0000752177
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Vanguard Target Retirement 2015 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2015 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2025 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2025 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2035 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2035 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2045 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement 2045 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Vanguard Target Retirement Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012